Payables and Accrued Charges (Summary of Payables and Accrued Charges) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Payables and Other charges [Line Items]
Trade and other payables	$ 5,540	$ 5,359
Customer prepayments	1,826	1,881
Dividends	263	265
Accrued compensation	615	606
Current portion of derivatives	8	33
Income taxes (Note 8)	(20)	(22)
Current portion of pension and other post-retirement benefits (Note 21)	13	15
Other accrued charges and others	46	41
Total	9,309	9,118
Provincial Mining Taxes at End of Year	20	0
Interest Payable	110	112
Other current provisions	208	188
Current portion of share-based compensation	60	34
Other taxes	59	49
Accrued Expenses	473	469
Customer Rebates	48	44
Canpotex [Member]
Disclosure of Payables and Other charges [Line Items]
Amounts Payable Related Party Transactions	$ 63	$ 66